Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2020
Cash And Cash Equivalents [Abstract]
Summary of Cash and Cash Equivalents

As of December 31, 2018, 2019 and 2020, the balances are comprised of the following:

	December 31, 2018		December 31, 2019		December 31, 2020
Cash	Ps.	1,912,047	Ps.	3,593,756	Ps.	6,068,555
Investments of cash surpluses		3,894,166		3,897,894		7,840,689
Cash equivalents designated for expenditure, held in trust		345,244		8,543		535,305
Total	Ps.	6,151,457	Ps.	7,500,193	Ps.	14,444,549